Consolidated statement of financial position of Aegon N.V. - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents		€ 3,407	€ 6,889
Assets held for sale		89,752	0
Investments		76,825	157,831
Investments for account of policyholders		180,006	250,953
Derivatives	[1]	2,760	8,827
Investments in joint ventures		1,443	1,743
Investments in associates		165	1,289
Reinsurance assets		21,184	20,992
Defined benefit assets		87	119
Deferred tax assets		1,827	131
Deferred expenses		12,886	10,503
Other assets and receivables		10,204	7,642
Intangible assets		1,240	1,333
Assets		401,786	468,252
Financial fixed assets
Cash and cash equivalents		3,407	6,889
Assets		401,786	468,252
Equity and liabilities
Shareholders' Equity		12,071	23,813
Other equity instruments		1,943	2,363
Issued capital and reserves attributable to owners of Aegon N.V.		14,014	26,176
Non-controlling interests		176	196
Group equity		14,190	26,372
Subordinated borrowings		2,295	2,194
Trust pass-through securities		118	126
Insurance contracts		87,309	124,422
Insurance contracts for account of policyholders		100,409	149,323
Investment contracts		10,658	21,767
Investment contracts for account of policyholders		80,555	104,592
Derivatives	[1]	6,094	10,639
Borrowings		4,051	9,661
Provisions		99	193
Defined benefit liabilities		496	3,944
Deferred gains		9	9
Deferred tax liabilities		4	1,559
Liabilities held for sale		84,339	0
Other liabilities		10,785	12,916
Accruals		373	537
Total liabilities		387,596	441,881
Total equity and liabilities		401,786	468,252
Shareholders' equity
Share capital		319	321
Revaluation account		(4,477)	6,442
Group equity		14,190	26,372
Other equity instruments		1,943	2,363
Subordinated borrowings		2,295	2,194
Other current liabilities		10,562	12,233
Total liabilities		387,596	441,881
Total equity and liabilities		401,786	468,252
Aegon N.V [member]
Assets
Cash and cash equivalents		1,619	1,204
Deferred tax assets		109	138
Assets		17,155	29,524
Financial fixed assets
Shares in group companies		13,594	26,042
Loans to group companies		1,435	1,829
Other non-current assets		109	138
Investments, Total		15,138	28,009
Receivables from group companies		31	35
Other receivables		236	181
Other current assets		123	90
Accrued interest and rent		9	6
Receivables		398	312
Cash and cash equivalents		1,619	1,204
Assets		17,155	29,524
Equity and liabilities
Other equity instruments		1,943	2,363
Group equity		12,071	23,813
Subordinated borrowings		1,442	1,396
Borrowings		1,226	1,266
Total liabilities		3,141	3,349
Total equity and liabilities		17,155	29,524
Shareholders' equity
Share capital		319	321
Paid-in surplus		6,853	7,033
Revaluation account		(4,465)	6,453
Legal reserves – foreign currency translation reserve		1,008	258
Legal reserves in respect of group companies		2,439	2,316
Retained earnings, including treasury shares		8,916	7,652
Remeasurement of defined benefit plans of group companies		(1,565)	(2,199)
Net result		(1,433)	1,980
Group equity		12,071	23,813
Other equity instruments		1,943	2,363
Total equity		14,014	26,176
Subordinated borrowings		1,442	1,396
Long-term borrowings		1,226	1,266
Non-current liabilities		2,669	2,662
Loans from group companies		13	7
Payables to group companies		147	422
Other current liabilities		282	227
Accruals and deferred income		31	31
Current liabilities		472	686
Total liabilities		3,141	3,349
Total equity and liabilities		€ 17,155	€ 29,524

[1]	Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.